CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Statement of Cash Flows [Abstract]
Cash acquired on Cablevision Acquisition	$ 969,549